Going Concern and Management's Plan - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 22, 2019	Jul. 02, 2018	Feb. 28, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Going Concern and Managements Liquidity Plan [Line Items]
Net loss				$ 2,788,118	$ 2,565,327	$ 2,598,060	$ 2,649,822	$ 2,629,561	$ 2,345,402	$ 7,951,505	$ 7,624,785	$ 10,316,739	$ 12,097,479
Accumulated deficit				$ 53,364,478						53,364,478		45,289,526	34,972,787	$ 45,412,973
Cash used in operating activities										$ 7,697,702	$ 7,093,299	$ 9,606,310	6,153,419
Proceeds from FPO, net of offering costs			$ 5,600,000										$ 10,407,706
Maximum [Member]
Going Concern and Managements Liquidity Plan [Line Items]
Aggregate public offering price		$ 75,000,000
Maximum [Member] | Sales Agreement with B. Riley FBR, Inc. [Member]
Going Concern and Managements Liquidity Plan [Line Items]
At-the-market offering price		$ 15,000,000
At-the-market offering, agent's commission as percent		3.00%
Subsequent Event [Member]
Going Concern and Managements Liquidity Plan [Line Items]
Proceeds from FPO, net of offering costs			$ 5,600,000
Subsequent Event [Member] | Chicago Venture Partners [Member] | Term Loan [Member]
Going Concern and Managements Liquidity Plan [Line Items]
Proceeds from term loan	$ 3,000,000
Proposed repayment of term loan including original issue discount	$ 3,300,000